Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 7,385	$ 3,840
Deferred revenue, noncurrent	28,991	23,520
Deferred revenue, current	12,150	4,119
Contract assets	3,077	0
Cost of revenue	37,872	3,168
Research and development expenses	$ 48,079	137,135
Intangible asset, useful life	3 years
Launch Services
Disaggregation of Revenue [Line Items]
Revenue	$ 6,000	0
Engineering Services
Disaggregation of Revenue [Line Items]
Revenue	1,400	$ 2,000
Customer A | Launch Services
Disaggregation of Revenue [Line Items]
Revenue	$ 4,600